Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Statements [Line Items]
Summary of components of tax expense benefit

	2023 US$m	2022 US$m	2021 US$m

(a) Tax expense comprises
Petroleum resource rent tax (PRRT)
Current tax expense	367	501	-
Deferred tax expense/(benefit)	531	(814)	297

PRRT expense/(benefit)	898	(313)	297

Income tax
Current year
Current tax expense	1,872	2,256	658
Deferred tax (benefit)/expense	(1,255)	701	301
Adjustment to prior years
Current tax benefit	14	(276)	(20)
Deferred tax expense	22	231	18

Income tax expense	653	2,912	957

Tax expense	1,551	2,599	1,254

Summary of reconciliation of effective and applicable income tax expenses

	2023 US$m	2022 US$m	2021 US$m

(b) Reconciliation of income tax expense
Profit before tax	3,273	9,174	3,290
PRRT (expense)/benefit	(898)	313	(297)

Profit before income tax	2,375	9,487	2,993

Income tax expense calculated at 30%	712	2,847	898
Effect of tax rate differentials	91	(141)	(42)
Effect of deferred tax assets not recognised	155	150	114
Effect of tax losses and credits previously unrecognised 1	(332)	-	-
Effect of goodwill impairment 2	109	-	-
Reduction in deferred tax liability due to held for sale basis 3	(78)	-	-
Foreign exchange impact on tax benefit	(58)	(44)	(18)
Adjustment to prior years	36	(45)	(2)
Integration and transaction costs non-deductible	4	142	-
Other	14	3	7

Income tax expense	653	2,912	957

Summary of reconciliation of petroleum resource rent tax benefit

	2023 US$m	2022 US$m	2021 US$m

(c) Reconciliation of PRRT expense
Profit before tax	3,273	9,174	3,290
Non-PRRT assessable profit	(1,780)	(6,197)	(2,134)

PRRT projects profit before tax	1,493	2,977	1,156

PRRT expense calculated at 40%	598	1,191	462
Derecognition/(recognition) of Pluto general expenditure 4	611	(1,362)	-
Recognition of transferred exploration spend	(18)	-	-
Augmentation	(292)	(175)	(166)
Other	(1)	33	1

PRRT expense/(benefit)	898	(313)	297

Summary of reconciliation of deferred tax income statement

	2023 US$m	2022 US$m	2021 US$m

(d) Deferred tax income statement reconciliation
PRRT
Production and growth assets	1,206	(710)	455
Augmentation for current year	(292)	(175)	(166)
Provisions	(372)	(12)	(29)
Other	(11)	83	37

PRRT expense/(benefit)	531	(814)	297

Income tax
Oil and gas properties	(529)	292	674
Exploration and evaluation assets	38	14	(204)
Lease assets and liabilities	(20)	25	1
Provisions	(232)	151	(10)
PRRT assets and liabilities	(175)	236	(88)
Unused tax losses and tax credits	(221)	19	149
Assets held for sale	(86)	205	(205)
Derivatives	(21)	21	(11)
Other	13	(31)	13

Income tax deferred tax (benefit)/expense	(1,233)	932	319

Deferred tax (benefit)/expense	(702)	118	616

Summary of income tax relating to components of deferred tax other comprehensive income

	2023 US$m	2022 US$m	2021 US$m

(e) Deferred tax other comprehensive income reconciliation
Income tax
Derivatives	77	(64)	5
Other	7	(2)	5

Deferred income tax expense/(benefit) via other comprehensive income	84	(66)	10

Summary of effective income tax rate

	2023%	2022%	2021%

(f) Effective income tax rate: Australian and global operations
Effective income tax rate 1,5
Australia	30.2	30.0	30.6
Global	27.5	30.7	32.0

1.	As a result of the FID to develop the Trion resource in 2023, the Group has recognised deferred tax assets of $319 million.
2.	Tax effect of the non-deductible impairment of goodwill relating to Shenzi.
3.	Recognition of the tax base associated with the expected sale of Woodside’s 10% share in the Scarborough Project. This will offset future assessable income on the completion of the sale.
4.
In 2023, the $637 million decrease of the Pluto PRRT deferred tax asset is due to the derecognition of previously recognised deductible expenditure that is now not considered to be recoverable on the basis of future taxable profits not being available to utilise the expenditure. In 2022, the $1,362 million increase of the Pluto PRRT deferred tax asset was due to the recognition of previously unrecognised deductible expenditure that is now expected to be utilised to offset future taxable profits.

5.
The global operations effective income tax rate (ETR) is calculated as the Group’s income tax expense divided by profit before income tax. The Australian operations ETR is calculated with reference to all Australian companies and excludes foreign exchange on settlement and revaluation of income tax liabilities
. The global effective income tax rate is lower in 2023 primarily as a result of the deferred tax asset recognised upon taking FID on Trion.

Summary of reconciliation of deferred tax asset and liabilities

	2023 US$m	2022 US$m

(g) Deferred tax balance sheet reconciliation
Deferred tax assets
PRRT
Production and growth assets	455	1,460
Augmentation for current year	231	113
Provisions	445	271
Other	(30)	(23)

PRRT deferred tax assets	1,101	1,821

Income tax
Oil and gas properties	(1,388)	(1,496)
Exploration and evaluation assets	60	30
Lease assets and liabilities	40	23
Unused tax losses and tax credits	1,686	1,464
Derivatives	-	23
Provisions	227	60
Other	(9)	34

Income tax deferred tax assets	616	138

Deferred tax assets	1,717	1,959

Deferred tax liabilities
PRRT
Production and growth assets	1,309	1,281
Augmentation for current year	(38)	(62)
Provisions	(995)	(743)
Other	113	137

PRRT deferred tax liabilities	389	613

Income tax
Oil and gas properties	2,939	2,857
Exploration and evaluation assets	127	67
Lease assets and liabilities	(48)	(22)
Provisions	(1,856)	(1,280)
PRRT assets and liabilities	118	347
Assets held for sale	36	-
Derivatives	(2)	(36)
Other	(76)	(89)

Income tax deferred tax liabilities	1,238	1,844

Deferred tax liabilities	1,627	2,457